UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosures

Date of Report (Date of earliest event reported): February 13, 2017

WESTGATE RESORTS, LTD.[1]
(exact name of securitizer as specified in its charter)

025-02367	0001657217
(Commission File Number of Securitizer)	(Central Index Key Number of Securitizer)

Rose M. Schindler, Esq. Counsel (561)322-2979

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c )(1) ☒

Indicate by check mark whether securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c )(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c )(2)(ii) ☒

________________

1 Westgate Resorts 2013-1 LLC, May 2, 2013

Westgate Resorts 2014-1 LLC, September 17, 2014

Westgate Resorts 2015-1 LLC, February 20, 2015

Westgate Resorts 2015-2 LLC, November 17, 2015

Westgate Resorts 2016-1 LLC, April 22, 2016

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2017	WESTGATE RESORTS, LTD., a Florida Limited Partnership, By and Through Westgate Resorts, Inc., Its Sole General Partner (Securitizer)

	By:	/s/ DavidA.Siegel
David A. Siegel, President

2